Basis of Presentation and General Information, Subsidiaries in Consolidation (Details)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiary	100.00%
California 19 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Yosemite Park
Delivery date	2020-03
Ownership percentage	50.00%
California 20 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Joshua Park
Delivery date	2020-03
Ownership percentage	50.00%
Top Tanker Management Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2004-05
Country of incorporation	1T
Activity	Management company
Top Mega Yachts Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2024-03
Country of incorporation	1T
Activity	Holding company (dormant)
PCH Dreaming Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Marina Del Ray
Delivery date	2019-03
Eco Oceano Ca Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	M/T Eco Oceano Ca
Delivery date	2022-03
Julius Caesar Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-05
Country of incorporation	1T
Vessel	M/T Julius Caesar
Delivery date	2022-01
Legio X Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	M/T Legio X Equestris
Delivery date	2022-03
Seawolf Ventures Limited [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2015-08
Country of incorporation	1T
Vessel	M/Y Para Bellvm
Delivery date	2023-08
Roman Shark I Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110054
Delivery date	Q2 2028
Roman Shark II Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110055
Delivery date	Q4 2028
Roman Shark III Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110056
Delivery date	Q1 2029
Roman Shark IV Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110057
Delivery date	Q2 2029
Roman Shark V Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110058
Delivery date	Q2 2029
Roman Shark VI Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110059
Delivery date	Q2 2029
Roman Shark VII Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110060
Delivery date	Q3 2029
Roman Shark VIII Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110061
Delivery date	Q4 2029
Roman Shark X Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull 25110063
Delivery date	Q4 2029